Revision of Previously Issued Audited Financial Statements for the Year Ended December 31, 2012 (Tables)	9 Months Ended
Sep. 30, 2013
Consolidated Financial Statements Imapcted by Adjsutments

Set forth below are the line items within the consolidated financial statements as of and for the year ended December 31, 2012 that are impacted by the adjustments. The adjustments had no impact on our consolidated statements of operations for the years ended December 31, 2011 or 2010.

	December 31, 2012
(in thousands of dollars, except per share amounts)	As Previously Reported	Adjustments	As Revised
Consolidated Balance Sheets
Income Tax Receivable—current	$1,072	$—	$1,072
Deferred Tax Liability—noncurrent	1,456	103	1,353
Additional paid-in capital	11,424	274	11,698
Accumulated deficit	(1,587)	(171)	(1,758)
Total stockholders’ equity (deficit)	9,840	103	9,943

	Year Ended December 31, 2012
	As Previously Reported	Adjustments	As Revised
Consolidated Statements of Operations
Cost of revenues
Maintenance and services	$10,056	$1	$10,057
Operating expenses
Sales and marketing	62,322	11	62,333
Research and development	33,049	16	33,065
General and administrative	17,469	246	17,715
Total operating expense	112,840	273	113,113
Operating income (loss)	4,532	274	4,258
Provision (benefit) for income taxes	2,880	(103)	2,777
Net income (loss)	1,598	(171)	1,427
Earnings per share—Basic	0.01	(0.01)	0.00
Earnings per share—Diluted	0.01	(0.01)	0.00

Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$1,598	$(171)	$1,427
Total comprehensive income (loss)	1,597	(171)	1,426

Consolidated Statements of Cash Flows
Operating activities
Net income (loss)	$1,598	$(171)	$1,427
Stock-based compensation expense	4,759	37	4,796
Deferred taxes	404	(103)	301
Donation of common stock to Tableau Foundation	1,614	237	1,851
Income taxes receivable	(1,072)	—	(1,072)